OTHER RESERVES (Details) - Share buy-back programme [member] - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 08, 2018
OTHER RESERVES (Details) [Line Items]
Stock Repurchase Program, Authorized Amount		£ 1,000
Stock Repurchased and Retired During Period, Shares (in Shares)	1,578
Stock Repurchased During Period, Value	£ 1,005
Capital redemption reserve [member]
OTHER RESERVES (Details) [Line Items]
Credit derivative, nominal amount	£ 158